UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07175

Name of Registrant:	Vanguard Tax-Managed Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Tax-Managed Small-Cap Fund	Shares	Market Value (000)
COMMON STOCKS (100.0%)
Auto & Transportation (5.4%)
Polaris Industries, Inc.	102,200	$5,705
* Yellow Roadway Corp.	115,485	5,415
Oshkosh Truck Corp.	84,700	4,833
* Landstar System, Inc.	72,600	4,260
Heartland Express, Inc.	180,401	3,328
* EGL, Inc.	108,600	3,286
* Knight Transportation, Inc.	135,427	2,901
Winnebago Industries, Inc.	81,700	2,830
USF Corp.	66,700	2,394
* Kirby Corp.	59,000	2,369
* Kansas City Southern	150,700	2,286
* Wabash National Corp.	80,700	2,217
Arkansas Best Corp.	60,000	2,197
* Forward Air Corp.	51,800	2,073
Skywest, Inc.	136,871	2,060
* Fleetwood Enterprises, Inc.	131,530	1,997
* Offshore Logistics, Inc.	54,400	1,872
Monaco Coach Corp.	70,550	1,527
Arctic Cat, Inc.	50,220	1,303
* TBC Corp.	53,263	1,190
* AAR Corp.	77,700	967
Standard Motor Products, Inc.	47,400	716
* Frontier Airlines, Inc.	87,000	668
Coachmen Industries, Inc.	38,470	607
* Mesa Air Group Inc.	75,700	386
* Tower Automotive, Inc.	140,300	293

	59,680

Consumer Discretionary (18.1%)
* Fossil, Inc.	169,626	5,248
The Toro Co.	55,300	3,777
* Sonic Corp.	142,687	3,657
* Waste Connections, Inc.	115,400	3,656
* Take-Two Interactive Software, Inc.	108,055	3,550
* Zale Corp.	124,950	3,511
* Quiksilver, Inc.	136,400	3,467
* United Stationers, Inc.	79,664	3,457
SCP Pool Corp.	128,080	3,425
* CEC Entertainment Inc.	88,625	3,257
Ethan Allen Interiors, Inc.	89,480	3,109
* P.F. Chang's China Bistro, Inc.	61,500	2,982
* Tractor Supply Co.	91,800	2,886
* Jack in the Box Inc.	88,250	2,800
* Argosy Gaming Co.	70,800	2,775
* Arbitron Inc.	74,696	2,735
* Panera Bread Co.	72,500	2,722
* Guitar Center, Inc.	60,300	2,611
Aaron Rents, Inc. Class B	119,425	2,599
* Men's Wearhouse, Inc.	86,850	2,523
* Linens 'n Things, Inc.	108,500	2,514
* United Natural Foods, Inc.	94,088	2,503
Wolverine World Wide, Inc.	95,700	2,412
Kellwood Co.	65,900	2,402
ABM Industries Inc.	117,500	2,368
Burlington Coat Factory Warehouse Corp.	107,200	2,276
ADVO, Inc.	72,950	2,257
* Aztar Corp.	83,000	2,200
* Rare Hospitality International Inc.	81,650	2,176
* School Specialty, Inc.	54,360	2,142
* Shuffle Master, Inc.	55,887	2,094
Watson Wyatt & Co. Holdings	77,300	2,033
The Pep Boys (Manny, Moe & Jack)	144,005	2,016
G & K Services, Inc. Class A	50,300	1,999
* Electronics Boutique Holdings Corp.	57,701	1,968
* Insight Enterprises, Inc.	116,700	1,965
* Hot Topic, Inc.	111,925	1,907
La-Z-Boy Inc.	125,060	1,898
IHOP Corp.	48,900	1,868
* Cost Plus, Inc.	52,800	1,868
* WMS Industries, Inc.	72,410	1,860
Landry's Restaurants, Inc.	66,830	1,824
* THQ Inc.	93,206	1,814
The Nautilus Group, Inc.	78,330	1,769
* Global Imaging Systems, Inc.	55,214	1,716
* Tetra Tech, Inc.	134,306	1,702
Fred's, Inc.	94,300	1,694
Chemed Corp.	29,800	1,661
Phillips-Van Heusen Corp.	74,000	1,649
K-Swiss, Inc.	83,585	1,609
* K2 Inc.	111,845	1,601
* Select Comfort Corp.	84,957	1,546
* The Children's Place Retail Stores, Inc.	64,618	1,545
* Stein Mart, Inc.	101,357	1,543
* Jo-Ann Stores, Inc.	53,990	1,514
* MAXIMUS, Inc.	52,200	1,504
* Ryan's Restaurant Group, Inc.	101,250	1,503
* Group 1 Automotive, Inc.	54,820	1,495
* Too Inc.	80,000	1,446
Oxford Industries, Inc.	38,800	1,445
Christopher & Banks Corp.	90,225	1,445
* JAKKS Pacific, Inc.	62,600	1,440
The Marcus Corp.	71,700	1,396
* Labor Ready, Inc.	99,500	1,395
Movie Gallery, Inc.	78,849	1,382
* Information Holdings Inc.	50,300	1,370
* Consolidated Graphics, Inc.	32,560	1,364
Lone Star Steakhouse & Saloon, Inc.	52,639	1,360
* FindWhat.com	71,961	1,348
* Heidrick & Struggles International, Inc.	46,358	1,336
Russell Corp.	78,400	1,320
* Prime Hospitality Corp.	108,300	1,318
* Papa John's International, Inc.	41,300	1,267
Viad Corp.	53,100	1,260
Triarc Cos., Inc. Class B	109,400	1,255
* The Dress Barn, Inc.	71,318	1,244
* Genesco, Inc.	52,558	1,238
* ShopKo Stores, Inc.	70,598	1,229
* Coinstar, Inc.	51,394	1,197
* Cross Country Healthcare, Inc.	76,800	1,190
* Pinnacle Entertainment, Inc.	85,400	1,179
* Hibbett Sporting Goods, Inc.	56,609	1,160
Central Parking Corp.	87,400	1,155
* Spherion Corp.	145,400	1,137
* Steak n Shake Co.	65,900	1,126
Cato Corp. Class A	49,600	1,104
Brown Shoe Co., Inc.	43,500	1,090
Bowne & Co., Inc.	83,900	1,090
Startek, Inc.	34,600	1,085
* The Gymboree Corp.	73,600	1,060
* Volt Information Sciences Inc.	36,600	1,053
* Pre-Paid Legal Services, Inc.	39,400	1,012
Russ Berrie and Co., Inc.	49,900	1,005
CDI Corp.	47,200	968
The Stride Rite Corp.	94,000	964
* J. Jill Group, Inc.	48,177	956
Haverty Furniture Cos., Inc.	54,350	953
Lawson Products, Inc.	22,702	930
* SOURCECORP, Inc.	38,700	857
* O'Charley's Inc.	50,900	830
* Administaff, Inc.	64,100	750
National Presto Industries, Inc.	16,395	686
Thomas Nelson, Inc.	34,600	676
* 4Kids Entertainment Inc.	33,140	669
Goody's Family Clothing	79,055	666
* Pegasus Solutions Inc.	55,684	664
* MemberWorks, Inc.	25,200	661
Libbey, Inc.	32,700	611
* Midas Inc.	37,100	601
Sturm, Ruger & Co., Inc.	64,950	585
Oshkosh B' Gosh, Inc. Class A	28,254	571
* Multimedia Games Inc.	35,518	551
Hancock Fabrics, Inc.	45,700	547
Angelica Corp.	21,500	535
Bassett Furniture Industries, Inc.	28,016	529
* Department 56 Inc.	31,700	517
Triarc Cos., Inc. Class A	43,900	502
Advanced Marketing Services	46,300	500
* Insurance Auto Auctions, Inc.	27,829	477
Action Performance Cos., Inc.	44,400	450
Haggar Corp.	19,300	331
* Bally Total Fitness Holding Corp.	82,500	300
* QRS Corp.	39,300	272
* On Assignment, Inc.	60,976	271
* Ashworth, Inc.	32,712	268
Fedders Corp.	64,340	263
CPI Corp.	19,600	260
* Enesco Group, Inc.	34,400	236
* Applica Inc.	51,000	206

	201,276

Consumer Staples (2.3%)
* NBTY, Inc.	159,200	3,432
Flowers Foods, Inc.	106,065	2,742
* Performance Food Group Co.	111,600	2,645
* Ralcorp Holdings, Inc.	70,200	2,534
Casey's General Stores, Inc.	120,080	2,232
Longs Drug Stores, Inc.	89,590	2,168
Sanderson Farms, Inc.	47,787	1,598
* Hain Celestial Group, Inc.	87,500	1,547
Schweitzer-Mauduit International, Inc.	36,000	1,166
Lance, Inc.	71,455	1,154
American Italian Pasta Co.	43,200	1,130
Nash-Finch Co.	29,532	929
* J & J Snack Foods Corp.	21,400	918
Dimon Inc.	109,000	642
* The Great Atlantic & Pacific Tea Co., Inc.	92,600	565
Nature's Sunshine Inc.	35,698	542

	25,944

Financial Services (17.5%)
New Century Financial Corp.	81,650	4,917
Global Payments Inc.	91,640	4,907
The South Financial Group, Inc.	169,163	4,770
First BanCorp Puerto Rico	96,700	4,671
Fremont General Corp.	185,400	4,292
Shurgard Storage Centers, Inc. Class A REIT	110,600	4,291
UCBH Holdings, Inc.	108,653	4,245
Whitney Holdings Corp.	97,600	4,099
East West Bancorp, Inc.	120,900	4,061
Hudson United Bancorp	107,989	3,979
Essex Property Trust, Inc. REIT	55,000	3,952
First Midwest Bancorp, Inc.	111,980	3,870
Downey Financial Corp.	67,000	3,682
UICI	111,350	3,646
United Bankshares, Inc.	104,767	3,630
FactSet Research Systems Inc.	74,400	3,586
MAF Bancorp, Inc.	78,473	3,385
Southwest Bancorporation of Texas, Inc.	165,766	3,339
* Kronos, Inc.	74,690	3,308
Hilb, Rogal and Hamilton Co.	86,600	3,137
Flagstar Bancorp, Inc.	146,275	3,113
Delphi Financial Group, Inc.	75,549	3,035
Chittenden Corp.	110,468	3,010
* Philadelphia Consolidated Holding Corp.	53,307	2,938
Community First Bankshares, Inc.	88,510	2,838
Capital Automotive REIT	90,699	2,836
Wintrust Financial Corp.	49,032	2,809
Susquehanna Bancshares, Inc.	110,849	2,727
Provident Bankshares Corp.	78,838	2,645
BankAtlantic Bancorp, Inc. Class A	143,375	2,627
Colonial Properties Trust REIT	64,900	2,610
Kilroy Realty Corp. REIT	68,300	2,597
Commercial Federal Corp.	94,700	2,555
Lexington Corporate Properties Trust REIT	115,800	2,514
Selective Insurance Group	66,635	2,479
* ProAssurance Corp.	70,100	2,455
Gables Residential Trust REIT	70,300	2,401
Umpqua Holdings Corp.	105,274	2,375
Republic Bancorp, Inc.	154,120	2,373
TrustCo Bank NY	178,971	2,294
R.L.I. Corp.	60,600	2,276
Commercial Net Lease Realty REIT	124,300	2,265
Entertainment Properties Trust REIT	59,045	2,232
Brookline Bancorp, Inc.	142,000	2,225
Waypoint Financial Corp.	80,145	2,210
* eFunds Corp.	115,196	2,141
John H. Harland Co.	67,690	2,122
* BankUnited Financial Corp.	72,100	2,102
* NCO Group, Inc.	76,370	2,058
LandAmerica Financial Group, Inc.	43,250	1,968
Zenith National Insurance Corp.	46,200	1,955
* First Federal Financial Corp.	39,900	1,950
* Sterling Financial Corp.	54,420	1,918
* Piper Jaffray Cos., Inc.	47,800	1,892
Community Bank System, Inc.	73,935	1,858
Irwin Financial Corp.	68,000	1,756
First Republic Bank	37,900	1,743
Cash America International Inc.	68,200	1,668
Stewart Information Services Corp.	42,300	1,667
Boston Private Financial Holdings, Inc.	65,700	1,640
Glenborough Realty Trust, Inc. REIT	76,700	1,593
* Investment Technology Group, Inc.	102,700	1,571
* Financial Federal Corp.	41,500	1,555
Riggs National Corp.	69,591	1,545
Dime Community Bancshares	89,619	1,506
Sterling Bancshares, Inc.	107,700	1,449
Anchor Bancorp Wisconsin Inc.	55,316	1,433
Sovran Self Storage, Inc. REIT	35,723	1,400
PrivateBancorp, Inc.	48,289	1,302
Gold Banc Corp., Inc.	96,298	1,299
Presidential Life Corp.	70,554	1,212
* Digital Insight Corp.	84,378	1,150
* World Acceptance Corp.	44,514	1,035
* PRG-Schultz International, Inc.	148,909	855
NDCHealth Corp.	51,500	827
SWS Group, Inc.	43,310	696
* Carreker Corp.	58,909	448
* Rewards Network Inc.	55,300	369
SCPIE Holdings Inc.	24,000	215
Nara Bancorp, Inc.	6,419	129
CRT Properties, Inc.	2,900	62

	194,295

Health Care (11.8%)
Cooper Cos., Inc.	78,400	5,374
Medicis Pharmaceutical Corp.	136,400	5,325
* Pharmaceutical Product Development, Inc.	135,100	4,864
* MGI Pharma, Inc.	169,500	4,524
* Respironics, Inc.	83,604	4,468
* IDEXX Laboratories Corp.	82,600	4,191
* ResMed Inc.	81,300	3,871
* Techne Corp.	98,875	3,775
* Cerner Corp.	86,499	3,742
Invacare Corp.	75,100	3,455
Mentor Corp.	101,500	3,419
* Advanced Medical Optics, Inc.	85,700	3,391
* AMERIGROUP Corp.	59,460	3,345
* Pediatrix Medical Group, Inc.	57,550	3,157
* Sierra Health Services, Inc.	64,700	3,101
* American Medical Systems Holdings, Inc.	80,700	2,927
Diagnostic Products Corp.	69,700	2,849
* Sybron Dental Specialties, Inc.	93,300	2,770
* Accredo Health, Inc.	116,425	2,744
* Province Healthcare Co.	118,650	2,482
Owens & Minor, Inc. Holding Co.	94,300	2,395
* United Surgical Partners International, Inc.	67,583	2,321
Alpharma, Inc. Class A	125,900	2,303
* American Healthways Inc.	78,241	2,278
* Integra LifeSciences Holdings	68,734	2,207
* Priority Healthcare Corp. Class B	104,297	2,102
* Centene Corp.	48,830	2,079
PolyMedica Corp.	65,200	2,008
* Haemonetics Corp.	60,550	1,988
* CONMED Corp.	71,432	1,879
* Biosite Inc.	38,100	1,865
* Immucor Inc.	71,675	1,774
* Sunrise Senior Living, Inc.	49,300	1,731
* Odyssey Healthcare, Inc.	87,900	1,560
* AmSurg Corp.	72,650	1,539
* ArthroCare Corp.	51,829	1,518
* Sola International Inc.	76,900	1,465
Analogic Corp.	32,700	1,363
Datascope Corp.	35,458	1,323
* Viasys Healthcare Inc.	74,100	1,240
* PAREXEL International Corp.	62,900	1,233
* LabOne, Inc.	40,860	1,194
* Noven Pharmaceuticals, Inc.	56,300	1,173
* Cyberonics, Inc.	57,200	1,170
* Regeneron Pharmaceuticals, Inc.	133,777	1,161
* Enzo Biochem, Inc.	74,116	1,112
* SurModics, Inc.	42,005	998
Vital Signs, Inc.	30,700	982
* Gentiva Health Services, Inc.	58,400	956
* Hologic, Inc.	49,112	946
* DJ Orthopedics Inc.	52,136	920
* RehabCare Group, Inc.	38,800	894
* ICU Medical, Inc.	33,000	859
* Bradley Pharmaceuticals, Inc.	37,490	763
* Kensey Nash Corp.	27,723	726
* Merit Medical Systems, Inc.	47,730	721
Hooper Holmes, Inc.	156,200	700
* Possis Medical Inc.	37,900	594
* CryoLife Inc.	56,400	409
BioLase Technology, Inc.	48,887	399
* Wilson Greatbatch Technologies, Inc.	21,600	386
* Savient Pharmaceuticals Inc.	145,410	334
* ArQule, Inc.	69,973	323
* Theragenics Corp.	72,700	265
* Curative Health Services, Inc.	31,367	215
* Osteotech, Inc.	41,149	162
* OCA Inc.	23,300	110

	130,417

Other Energy (5.6%)
Massey Energy Co.	182,511	5,280
Patina Oil & Gas Corp.	169,500	5,012
* Unit Corp.	109,934	3,856
Cabot Oil & Gas Corp.	78,900	3,543
* Cimarex Energy Co.	99,600	3,480
* Cal Dive International, Inc.	91,829	3,271
Vintage Petroleum, Inc.	155,550	3,122
* Spinnaker Exploration Co.	81,000	2,838
* Stone Energy Corp.	64,080	2,804
CARBO Ceramics Inc.	38,300	2,763
St. Mary Land & Exploration Co.	68,600	2,731
* Hydrill Co.	55,100	2,367
* Oceaneering International, Inc.	60,070	2,213
* Seacor Holdings INC	44,500	2,080
* Input/Output, Inc.	181,840	1,875
* Veritas DGC Inc.	80,200	1,827
* Remington Oil & Gas Corp.	66,000	1,733
* Petroleum Development Corp.	38,800	1,700
* TETRA Technologies, Inc.	53,600	1,664
* Swift Energy Co.	66,600	1,596
* Atwood Oceanics, Inc.	33,200	1,578
Frontier Oil Corp.	64,500	1,523
* W-H Energy Services, Inc.	66,000	1,370
* Dril-Quip, Inc.	42,000	937
* Evergreen Resources, Inc.	14,280	572

	61,735

Materials & Processing (12.5%)
The Timken Co.	215,800	5,313
Florida Rock Industries, Inc.	103,900	5,090
Steel Dynamics, Inc.	118,600	4,580
Hughes Supply, Inc.	147,000	4,420
Corn Products International, Inc.	88,400	4,075
AptarGroup Inc.	87,700	3,856
Mueller Industries Inc.	84,100	3,612
Simpson Manufacturing Co.	57,100	3,609
Georgia Gulf Corp.	79,300	3,536
* Armor Holdings, Inc.	78,300	3,258
* Maverick Tube Corp.	101,900	3,140
Reliance Steel & Aluminum Co.	77,900	3,093
Clarcor Inc.	61,100	2,913
Brady Corp. Class A	57,200	2,790
Commercial Metals Co.	69,800	2,772
* URS Corp.	103,400	2,759
Carpenter Technology Corp.	57,000	2,721
Texas Industries, Inc.	51,000	2,623
* Lone Star Technologies, Inc.	69,200	2,616
* OM Group, Inc.	68,100	2,490
Delta & Pine Land Co.	92,000	2,461
Acuity Brands, Inc.	102,500	2,436
Albany International Corp.	79,400	2,367
Lennox International Inc.	141,438	2,113
* Century Aluminum Co.	75,956	2,106
MacDermid, Inc.	72,600	2,102
* Cleveland-Cliffs Inc.	25,600	2,070
Wausau-Mosinee Paper Corp.	124,100	2,066
Quanex Corp.	39,350	2,018
Kaydon Corp.	67,718	1,948
Watsco, Inc.	64,048	1,923
H.B. Fuller Co.	68,300	1,871
* Shaw Group, Inc.	151,970	1,824
* Rogers Corp.	40,000	1,700
Tredegar Corp.	92,900	1,691
* PolyOne Corp.	220,300	1,657
Arch Chemicals, Inc.	56,000	1,599
A. Schulman Inc.	72,449	1,597
Barnes Group, Inc.	55,475	1,524
* Griffon Corp.	70,910	1,496
Universal Forest Products, Inc.	42,800	1,464
Cambrex Corp.	62,700	1,376
* EMCOR Group, Inc.	36,300	1,366
AMCOL International Corp.	70,500	1,348
Rock-Tenn Co.	85,100	1,339
ElkCorp	47,300	1,313
* Insituform Technologies Inc. Class A	64,288	1,200
Valmont Industries, Inc.	57,300	1,196
WD-40 Co.	40,894	1,170
Deltic Timber Corp.	28,995	1,154
* Caraustar Industries, Inc.	68,483	1,148
Chesapeake Corp. of Virginia	46,975	1,128
Ryerson Tull, Inc.	59,900	1,028
* Interface, Inc.	124,711	1,000
* Buckeye Technology, Inc.	89,500	998
* RTI International Metals, Inc.	50,850	985
* Brush Engineered Materials Inc.	45,100	934
Building Materials Holding Corp.	32,165	885
Myers Industries, Inc.	80,080	877
* Mobile Mini, Inc.	35,023	869
Apogee Enterprises, Inc.	66,300	857
Steel Technologies, Inc.	30,590	784
The Standard Register Co.	68,800	722
Wellman, Inc.	81,545	692
Pope & Talbot, Inc.	37,800	665
* Omnova Solutions Inc.	96,700	583
Quaker Chemical Corp.	23,900	577
* Material Sciences Corp.	34,225	462
* IMCO Recycling, Inc.	37,400	426
* Wolverine Tube, Inc.	35,500	410
* A.M. Castle & Co.	38,300	389
Penford Corp.	21,104	367
* Lydall, Inc.	39,300	365
* Commonwealth Industries Inc.	38,834	363

	138,275

Producer Durables (11.8%)
* NVR, Inc.	15,310	8,436
MDC Holdings, Inc.	78,247	5,720
Roper Industries Inc.	88,600	5,091
Briggs & Stratton Corp.	61,400	4,986
Standard Pacific Corp.	81,000	4,566
IDEX Corp.	120,650	4,097
Curtiss-Wright Corp.	51,200	2,930
Cognex Corp.	110,281	2,889
Engineered Support Systems, Inc.	62,624	2,858
* Dionex Corp.	50,600	2,768
* Varian Semiconductor Equipment Associates, Inc	87,200	2,694
* Cymer, Inc.	88,200	2,528
* Headwaters Inc.	80,693	2,490
* Meritage Corp.	31,500	2,476
Belden CDT Inc.	112,700	2,457
* CUNO Inc.	40,800	2,356
The Manitowoc Co., Inc.	64,300	2,280
* Moog Inc.	62,718	2,277
* Rayovac Corp.	82,723	2,180
* Paxar Corp.	95,200	2,159
Watts Water Technologies, Inc.	77,500	2,081
* Axcelis Technologies, Inc.	239,343	1,982
* Teledyne Technologies, Inc.	77,900	1,951
* Technitrol, Inc.	97,000	1,892
Baldor Electric Co.	79,160	1,873
* Littelfuse, Inc.	53,100	1,834
Woodward Governor Co.	27,039	1,825
JLG Industries, Inc.	104,900	1,762
* Champion Enterprises, Inc.	169,600	1,745
A.O. Smith Corp.	70,700	1,722
Applied Industrial Technology, Inc.	46,700	1,669
* FEI Co.	79,900	1,579
* Esterline Technologies Corp.	50,900	1,557
* ATMI, Inc.	75,006	1,536
* Brooks Automation, Inc.	107,276	1,518
* Veeco Instruments, Inc.	71,223	1,494
* Ionics, Inc.	54,400	1,469
Regal-Beloit Corp.	58,700	1,420
* Imagistics International Inc.	39,920	1,341
* Triumph Group, Inc.	38,700	1,309
Thomas Industries, Inc.	41,600	1,306
* Gardner Denver Inc.	47,325	1,305
* Photronics Inc.	75,140	1,249
Stewart & Stevenson Services, Inc.	69,166	1,222
* Electro Scientific Industries, Inc.	67,593	1,173
C & D Technologies, Inc.	60,900	1,158
CTS Corp.	86,900	1,095
Vicor Corp.	100,911	1,020
* Symmetricom Inc.	107,836	1,020
* Sonic Solutions, Inc.	58,500	955
* Artesyn Technologies, Inc.	93,879	937
* Audiovox Corp.	55,300	931
* Astec Industries, Inc.	47,395	906
* Ultratech, Inc.	57,260	897
* Itron, Inc.	50,300	878
* C-COR Inc.	103,574	875
Applied Signal Technology, Inc.	26,900	861
Helix Technology Corp.	61,341	834
* Photon Dynamics, Inc.	39,975	811
Skyline Corp.	20,100	805
Cohu, Inc.	51,623	763
Robbins & Myers, Inc.	34,600	761
Lindsay Manufacturing Co.	28,200	757
* DuPont Photomasks, Inc.	44,300	755
* Advanced Energy Industries, Inc.	78,725	731
X-Rite Inc.	49,964	728
Standex International Corp.	29,200	715
* Kulicke & Soffa Industries, Inc.	122,300	691
Keithley Instruments Inc.	38,600	674
* Rudolph Technologies, Inc.	40,140	672
* Magnatek, Inc.	69,100	516
* Milacron Inc.	100,400	313
* Tollgrade Communications, Inc.	32,838	289

	130,400

Technology (10.0%)
* FLIR Systems, Inc.	80,700	4,721
* Trimble Navigation Ltd.	122,578	3,873
* Avid Technology, Inc.	80,791	3,787
* CACI International, Inc.	70,000	3,695
* Skyworks Solutions, Inc.	368,859	3,504
* Hyperion Solutions Corp.	93,700	3,185
Anixter International Inc.	88,700	3,113
* Benchmark Electronics, Inc.	98,850	2,946
* DRS Technologies, Inc.	65,200	2,441
* Websense, Inc.	55,800	2,325
* WebEx Communications, Inc.	106,055	2,314
* MICROS Systems, Inc.	44,370	2,222
* Microsemi Corp.	143,058	2,017
* Adaptec, Inc.	264,446	2,010
* Internet Security Systems, Inc.	114,633	1,949
* ScanSource, Inc.	29,991	1,913
* InVision Technologies, Inc.	42,360	1,906
* Aeroflex, Inc.	178,634	1,888
* Coherent, Inc.	72,542	1,882
* ANSYS, Inc.	37,176	1,849
* SERENA Software, Inc.	107,000	1,790
* Manhattan Associates, Inc.	72,610	1,773
* j2 Global Communications, Inc.	55,806	1,763
* Progress Software Corp.	86,600	1,723
* Hutchinson Technology, Inc.	62,700	1,676
* FileNET Corp.	94,447	1,649
* Dendrite International, Inc.	99,632	1,606
Black Box Corp.	42,154	1,558
Cubic Corp.	64,800	1,484
* DSP Group Inc.	70,126	1,476
* ManTech International Corp.	77,450	1,450
* Power Integrations, Inc.	70,518	1,441
* Intermagnetics General Corp.	62,006	1,435
* Checkpoint Systems, Inc.	90,400	1,408
* Mercury Computer Systems, Inc.	51,092	1,375
* Exar Corp.	95,905	1,358
Inter-Tel, Inc.	62,408	1,349
Agilysys, Inc.	77,300	1,337
EDO Corp.	48,000	1,332
* ViaSat, Inc.	64,100	1,288
* Synaptics Inc.	59,800	1,206
* Harmonic, Inc.	172,900	1,150
* Verity, Inc.	88,908	1,145
* Daktronics, Inc.	45,300	1,108
* Ciber, Inc.	145,800	1,096
Methode Electronics, Inc. Class A	85,300	1,091
Park Electrochemical Corp.	47,550	1,008
BEI Technologies, Inc.	35,360	969
* Actel Corp.	60,151	914
Bel Fuse, Inc. Class B	27,054	895
* Standard Microsystem Corp.	44,100	772
Talx Corp.	33,100	764
* JDA Software Group, Inc.	65,802	712
* Kopin Corp.	169,065	688
* Netegrity, Inc.	91,287	686
* ESS Technology, Inc.	95,157	652
* RadiSys Corp.	45,755	638
* Catapult Communications Corp.	32,962	621
* Pericom Semiconductor Corp.	63,723	616
* EPIQ Systems, Inc.	39,037	608
* MRO Software Inc.	60,300	603
* Digi International, Inc.	52,600	601
* Supertex, Inc.	30,845	599
* Pinnacle Systems, Inc.	142,014	592
* SPSS, Inc.	42,285	564
* MapInfo Corp.	48,740	526
* Bell Microproducts Inc.	65,538	509
* NYFIX, Inc.	78,268	476
* SBS Technologies, Inc.	36,911	450
* Roxio, Inc.	81,918	421
* PC-Tel, Inc.	50,526	417
* Planar Systems, Inc.	35,400	397
* Network Equipment Technologies, Inc.	58,900	389
* Gerber Scientific, Inc.	53,900	355
* Zix Corp.	76,886	352
* Concord Communications, Inc.	39,188	350
* Captaris Inc.	80,600	343
* Phoenix Technologies Ltd.	59,200	295
* Brooktrout Technology, Inc.	31,600	286
* Alliance Semiconductor Corp.	77,678	269
* Radiant Systems, Inc.	63,524	255
* Meade Instruments Corp.	48,866	152
* SCM Microsystems, Inc.	17,874	49
* Three-Five Systems, Inc.	2,100	6

	110,406

Utilities (4.8%)
UGI Corp. Holding Co.	122,100	4,549
Energen Corp.	87,200	4,495
Piedmont Natural Gas, Inc.	91,900	4,038
* Southern Union Co.	196,941	4,037
Atmos Energy Corp.	149,425	3,764
* Southwestern Energy Co.	86,700	3,641
New Jersey Resources Corp.	66,250	2,743
ALLETE, Inc.	70,400	2,288
* Commonwealth Telephone Enterprises, Inc.	51,131	2,227
Avista Corp.	116,300	2,105
Northwest Natural Gas Co.	65,500	2,078
Southwest Gas Corp.	84,560	2,025
UniSource Energy Corp.	82,000	1,997
Cleco Corp.	114,400	1,972
* El Paso Electric Co.	114,500	1,840
CH Energy Group, Inc.	37,800	1,731
UIL Holdings Corp.	34,763	1,710
The Laclede Group, Inc.	49,900	1,459
* General Communication, Inc.	138,140	1,250
American States Water Co.	39,850	992
Central Vermont Public Service Corp.	29,000	583
Cascade Natural Gas Corp.	26,900	571
NUI Corp.	38,300	511
* Intrado Inc.	37,353	378
Green Mountain Power Corp.	12,175	317
* Boston Communications Group, Inc.	36,041	316

	53,617

Other (0.2%)
GenCorp, Inc.	107,000	1,450
Kaman Corp. Class A	54,780	654

	2,104

TOTAL COMMON STOCKS
(Cost $773,617)	1,108,149

TEMPORARY CASH INVESTMENT (1.8%)

Vanguard Market Liquidity Fund, 1.74%**	19,933,156	19,933

TOTAL TEMPORARY CASH INVESTMENT
(Cost $19,933)	19,933

TOTAL INVESTMENTS (101.8%)
(Cost $793,550)	1,128,082

OTHER ASSETS AND LIABILITIES-NET (-1.8%)	(19,667)

NET ASSETS (100%)	$1,108,415

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. REIT-Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $793,550,000. Net unrealized appreciation of investment securities for tax purposes was $334,532,000, consisting of unrealized gains of $352,325,000 on securities that had risen in value since their purchase and $17,793,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD TAX-MANAGED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.